Derivative Instruments	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Derivative Instruments
Derivative Instruments

Note 4.  Derivative Instruments

We are exposed to fluctuations in interest rates on our senior secured term loan facility. During fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our senior secured term loan facility that result from fluctuations in the three-month LIBOR (the “cap”). The cap limits our interest exposure on a notional value of $2.0 billion to the lesser of the three-month LIBOR or 7.0%.  The term of the cap extends to the first quarter of fiscal 2015. The interest rate cap does not qualify for cash flow hedge accounting under ASC 815, Derivatives and Hedging. The fair value of the cap as of October 27, 2012 and January 28, 2012 was nominal and is included in Other assets on the Consolidated Balance Sheets. The fair value of the cap as of October 29, 2011 was $2 million. The change in fair value of the cap for the quarter and nine months ended October 27, 2012 was minimal. The change in fair value of the cap for the quarter and nine months ended October 29, 2011, resulted in a loss of $1 million and a loss of $4 million, respectively. These amounts are recorded in Other (income) and expense, net in the Consolidated Statements of Comprehensive Income.

Note 8.  Derivative Instruments

We are exposed to fluctuations in interest rates on our Senior Secured Term Loan Facility. During the first quarter of fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our Senior Secured Term Loan Facility that result from fluctuations in the three-month LIBOR rate (the "cap"). The cap limits our interest exposure on a notional value of $2.0 billion to the lesser of the three-month LIBOR rate or 7.0%.  The term of the cap extends to the first quarter of fiscal 2015. The interest rate cap does not qualify for hedge accounting under ASC 815, Derivatives and Hedging.  The fair value of the cap as of January 28, 2012 was nominal and is included in Other assets on the Consolidated Balance Sheets. The fair value of the cap as of January 29, 2011 was $6 million. The change in fair value of the cap for the years ended January 28, 2012 and January 29, 2011, resulted in a loss of $5 million and $12 million, respectively. The change in fair value of the cap for the year ended January 30, 2010, resulted in a gain of $10 million. These amounts are recorded in Other (income) and expense, net in the Consolidated Statements of Operations.

We are exposed to fluctuations in exchange rates between the U.S. and Canadian dollar, which is the functional currency of our Canadian subsidiary. During the second quarter of fiscal 2008, we executed foreign currency forward contracts to mitigate the effects of currency fluctuations, which we designated as a cash flow hedge. The objective of the forward contracts was to hedge intercompany payments for forecasted purchases of inventory by our Canadian subsidiary, which are denominated in U.S. dollars. The term of this cash flow hedge extended through the first quarter of fiscal 2009. To achieve our objective and to minimize the risk of ineffectiveness, the notional values represented a portion of our Canadian subsidiary's forecasted intercompany purchases. Hedge ineffectiveness was recorded in Other (income) and expense, net in the Consolidated Statement of Operations. For the year ended January 30, 2010, the ineffective portion of the hedge was immaterial. For the portion of the hedge that was effective, the change in fair value of the hedge was initially recorded in Accumulated other comprehensive income in the Consolidated Statements of Stockholders' Deficit. As the underlying inventory was sold to our customers, amounts were reclassified from Accumulated other comprehensive income to Cost of sales and occupancy expense in the Consolidated Statement of Operations. We also classified the cash flows from derivative instruments in Prepaid expenses and other in the Consolidated Statement of Cash Flows. During fiscal 2009, we reclassified $6 million from Accumulated other comprehensive income to Cost of sales and occupancy expense.